Other operating income (loss) - Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel expenses
Personnel expenses	€ 456,536	€ 458,738	€ 377,587
Statutory retirement insurance	23,972	25,146	17,041
Social security expenses	64,917	62,136	58,276
Foreign
Personnel expenses
Personnel expenses	338,850	340,362	256,259
Statutory retirement insurance	€ 20,446	€ 21,094	€ 9,788